Definition of Terms in Fund Name	Aug. 28, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the trust will invest at least 80% of its net assets in Options that reference the share price of the Invesco QQQ TrustSM, Series 1.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

The trust seeks to achieve its objective by investing in a portfolio consisting of purchased and written FLexible EXchange® Options (the “Options”) and cash to pay for the annual operating expenses, creation and development fee and organization costs of the trust. Because a portion of your investment is held in cash to pay for these expenses, and the cap and buffer amounts are determined independent of the cash component, such expenses will not further reduce the cap and buffer amounts disclosed in this prospectus.

The Options are listed on the Chicago Board Options Exchange (the “CBOE”) and are guaranteed by the Options Clearing Corporation (the “OCC”). The Options reference the share price of the Market Reference (the “Market Reference Level”), which was $721.11 (the “Initial Market Reference Level”) at the time the Options were executed. The Options entitle or obligate the holder to purchase or sell shares of the Market Reference at each Option’s strike price on November 17, 2027 (the “Option Expiration Date”). The Options are European style options, which means that they are exercisable at the strike price only on the Option Expiration Date. The Options are intended to be liquidated on or prior to the Option Expiration Date, rather than be exercised, in order to avoid having the trust receive shares of the Market Reference or be obligated to deliver shares of the Market Reference.

The Options are intended to generate returns based on the price performance of the Market Reference. The trust’s performance will not reflect the payment of dividends by the Market Reference. The Market Reference is an exchange-traded fund that seeks to track performance of the Nasdaq-100 Index® (the “Underlying Index”). See details about the Market Reference and Underlying Index under “Understanding Your Investment — Additional Information about the Principal Investment Strategy — The Market Reference and the Underlying Index”.